Shareholder Report, Line Graph (Details) 195163_First American Multi-Manager International Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 29, 2017	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 1,315,461	$ 1,052,054	$ 890,878	$ 1,247,755	$ 999,339	$ 950,912	$ 969,000	$ 1,000,000	$ 1,553,142
MSCI AC WORLD INDEX ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index
Accumulated Value	$ 1,379,734	$ 1,100,677	$ 914,274	$ 1,221,744	$ 985,947	$ 957,214	$ 969,124	$ 1,000,000	$ 1,606,638